Expense Example {- Franklin Mutual Global Discovery VIP Fund} - FTVIP Class 2-66 - Franklin Mutual Global Discovery VIP Fund - Class 2	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 121
3 years	378
5 years	654
10 years	$ 1,443